Related Party Transactions and Balances - Schedule of Amounts Due to Related Party (Details) - Related Party [Member] - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Amounts due to related parties
Amounts due to related parties	$ 6,246	$ 62,120
Zhen Fan [Member]
Amounts due to related parties
Amounts due to related parties	6,187	6,187
Lei Xu [Member]
Amounts due to related parties
Amounts due to related parties	$ 59	$ 55,933